Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of geographical areas
Non-current assets* by geographical area are detailed as follows:

	December 31,
	2017	2016
	$	$
Germany	8,792	7,793
United States	2	2
Canada	10	32
	8,804	7,827
_______________________________

*	Non-current assets include property, plant and equipment, identifiable intangible assets and goodwill.
Revenues by geographical area are detailed as follows:

	Years ended December 31,
	2017	2016	2015
	$	$	$
United States	452	410	217
China	262	249	302
Singapore	—	101	—
British Virgin Islands	206	100	—
Switzerland	—	—	312
Other	3	51	45
	923	911	876
Amounts presented:
Within discontinued operations	—	—	331
Within continuing operations	923	911	545
	923	911	876

Disclosure of major customers
Major customers representing 10% or more of the Company's revenues in each of the last three years are as follows:

	Years ended December 31,
	2017	2016	2015
	$	$	$
Company 1*	—	—	312
Company 2	—	20	217
Company 3	262	249	302
Company 4	323	222	—
Company 5	129	167	—
Company 6	—	101	—
Company 7	206	100	—
_______________________________
*Related to Cetrotide® (discontinued operations).